Basis of Presentation and General Information (Details Textual)	0 Months Ended	1 Months Ended	9 Months Ended
	Feb. 14, 2013	Jan. 22, 2013	Sep. 30, 2013	Sep. 30, 2012
Entity Incorporation, Date of Incorporation			Apr. 23, 2004
Stockholders' Equity, Reverse Stock Split	ten-to-one reverse stock split	1 for 10
Percentage Of Charterers Revenue In Voyage Revenue			more than 10%	more than 10%